Note 7 - Income Taxes (Details) - Income Tax Reconciliation (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Reconciliation [Abstract]
Computed taxes (recoveries) at Canadian federal and provincial tax rates	$ (2,380,267)	$ 7,486,268	$ (2,589,310)
Differences due to change in enacted tax rates	(5,723)	780,963	700,342
Difference due to change in tax rate on opening deferred taxes		2,636,377	3,369,825
Permanent and other differences	1,820,842	2,202,291	141,587
Change in valuation allowance	565,147	(2,515,765)	(1,622,445)
Utilization of investment tax credits		$ (10,590,133)